May 3, 2012


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:		Securian Funds Trust
		File Numbers:  002-96990 and 811-04279

Dear Ladies and Gentlemen:

On behalf of Securian Funds Trust (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on May 1, 2012.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4872.

Sincerely,

/s/ Eric J. Bentley

Eric J. Bentley
Assistant Secretary
Securian Funds Trust